Lord Abbett
                                   Investment
                                Trust


                            o U.S. Government Securities Series
                            o Limited Duration U.S. Government Securities Series
                            o Balanced Series


                        SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MAY 31, 1997




                                    [GRAPHIC: Weathervane]




Three portfolios
to help you
meet your goals


                                    [LOGO(R)

Report to Shareholders
For the Six Months Ended May 31, 1997


[PHOTO:  Robert S. Dow]


/s/ Robert S. Dow
-----------------
ROBERT S. DOW
CHAIRMAN

JUNE 17, 1997


Table of Contents

U.S. Government Securities Series
----------------------------------------------
About the Series                             1
Statement of Net Assets                      4

Limited Duration U.S. Government
Securities Series
----------------------------------------------
About the Series                             3
Statement of Net Assets                      6

Balanced Series
----------------------------------------------
About the Series                             3
Statement of Net Assets                      6

Data On All Series
----------------------------------------------
Statements of Operations                     9
Statements of Changes in
  Net Assets                                10
Financial Highlights                        11
Notes to Financial Statements               12


At the close of the fiscal half year, the three portfolios in your Trust had combined assets of $2.4 billion. Below is an overview of each Series' performance for the six months ended May 31, 1997:


                                            U.S. Government Securities Series

                                                     Six Months Ended 5/31/97
                                            ------------------------------------
                                            Class A      Class B      Class C
--------------------------------------------------------------------------------

Net asset value                              $2.52       $2.52        $2.52
Dividends                                    $ .102      $ .0924      $ .0924
Total return*+                               -0.3%       -0.6%        -0.6%


                                    Limited Duration
                                     U.S. Government
                                   Securities Series            Balanced Series

                            Six Months Ended 5/31/97    Six Months Ended 5/31/97
                            ------------------------  --------------------------
                            Class A        Class C        Class A      Class C
----------------------------------------------------  --------------------------

Net asset value             $4.34         $4.34           $12.01       $11.99
Dividends                   $ .126        $ .1061         $  .228      $  .168
Capital gains                  --            --           $ 0.17       $ 0.17
Total return*+              +1.1%         +0.6%            +5.3%        +4.7%


The economy grew at a rate of 4% during the first half of 1997 but with moderate inflation. We expect growth to slow to less than 2 1/2% with inflation averaging 3% or less later in 1997 and into 1998. For now, the Federal Reserve Board (the "Fed") is not acting to raise short-term interest rates. In the economic environment we are forecasting over the next 6-12 months, yields on long-term U.S. Government bonds could drop toward 6 1/4%.

Both the U.S. Government Securities Series and the Limited Duration U.S. Government Securities Series were positively impacted by heavy weightings in mortgage-backed securities and, going forward, we will continue to emphasize these holdings. Given the expected lower interest-rate environment, we believe they will continue to add value to your portfolio.

Since our last letter to you, the stock market averages continued to climb and the prospects for the bond market improved. As a result, during the period, we shifted the Balanced Series' asset allocation from 55% equity and 45% bonds to 50%-50% (equity to bonds). The equity portion of your Series benefited from its exposure to financial companies and producers of non-durable goods. Currently, we do not see any sectors as deeply undervalued in the equity market; therefore, the Balanced Series' equity position is sector neutral. Performance will depend on careful individual stock selection. While bonds have underperformed, we expect our long-term bond holdings to perform well in the slower growth economy we envision.

Thank you for making Lord Abbett Investment Trust a part of your investment portfolio. We look forward to a long and prosperous relationship.

* Total return is the percent change in net asset value assuming the reinvestment of all distributions.

+    Not annualized.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

Total Return is Important to Fixed-Income Investors

Over the last 10 1/2 years, an investment in the Series provided relatively stable dividend income and, assuming the reinvestment of all distributions, grew by almost 102%. The Series surpassed the increase in inflation (as measured by the Consumer Price Index) over the last 10 1/2 years.


Lord Abbett U.S. Government Securities Series Versus Inflation(1)(2) Growth of $100,000: 12/1/86-5/31/97


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]


Date      U.S. Government Securities Series       Inflation

12/1/86         96,254                            100,000
11/20/87        96,596                            104,529
11/30/88       105,908                            108,967
11/30/89       118,246                            114,040
11/30/90       127,488                            121,196
11/30/91       145,787                            124,819
11/30/92       159,263                            128,623
11/30/93       176,296                            132,065
11/30/94       168,817                            135,598
11/30/95       193,955                            139,221
11/30/96       202,494                            143,841
5/31/97        201,952                            145,018



The U.S.  Government  Securities Series'
Distribution   Rate   on   5/31/97   was
7.70%(3)



SEC Returns

Average annual compound returns for the periods ended June 30, 1997 at the respective Class A share maximum sales charges(4), with all distributions reinvested:

                                              Limited Duration
                             U.S. Government   U.S. Government
                        Securities Series(2) Securities Series  Balanced Series
--------------------------------------------------------------------------------
 1 year:                              +1.90%         +2.30%           +12.40%
 5 years:                             +4.81%           n/a               n/a
10 years or Life of Series:           +7.45%         +2.00%(5)        +14.36%(5)

SEC yield for the 30 days
ended 6/30/97:                         4.73%          5.35%             2.45%


The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in any Series of the Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Series issues separate classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Trust's current prospectus.


(1) Total return is the percent change in value, assuming the reinvestment of both dividends and capital gains distributions. The Series investment reflects the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000.

(2) Lord Abbett Investment Trust-U.S. Government Securities Series was established 7/15/96. Its predecessor, Lord Abbett U.S. Government Securities Fund, was established 9/19/32. Any performance relating to the Series for periods prior to 7/15/96 reflects performance of the Series' predecessor.

(3)  Based on the Class A share maximum offering price.

(4) The Class A share maximum sales charge is 4.75% for the U.S. Government Securities Series and the Balanced Series and 3.00% for the Limited Duration U.S. Government Securities Series.

(5) Limited Duration U.S. Government Securities Series commenced operations 11/4/93; Balanced Series commenced operations 12/27/94.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

Annual Total Returns Based on Calendar Year(1)

                             1987      1988     1989      1990     1991      1992     1993     1994      1995     1996   Six Months
                                                                                                                              Ended
                                                                                                                            6/30/97
===================================================================================================================================
Annual Total Return(1)       +1.7%     +7.8%    +12.7%    +9.3%    +16.9%    +7.1%    +9.2%    -4.3%     +15.7%   +1.7%  +2.5%

(1) Total return reflects the percent change in value with both dividends and capital gains distributions reinvested. Results shown are at net asset value for Class A shares. For performance at the maximum Class A share sales charge, see page 1. See Important Information on page 4.



A Portfolio of High-Quality Securities

Conservative shareholders gain the comfort of owning U.S. Government securities, which have the top investment grade and carry the least credit risk among fixed-income securities.

Lord Abbett's Focus on Quality
Representative Structure as of 5/31/97


  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Cash Equivalents                                                 8.70%

Mortgage-Related Securities
     FNMA                                                       38.97%
     GNMA                                                       11.49%
     FHLMC                                                        .58%

U.S. Treasury Bonds
     Due 2002-2007                                              12.25%

U.S. Treasury Notes
     Due 1997-2002                                              16.50%
     Due 2002-2007                                              11.51%



Who Owns the Series?

Investor Profile of Lord Abbett U. S. Government Securities Series

--------------------------------------------------------------------------------
Fiduciaries         Trusts                                                4,584
                    Pension & profit-sharing plans                        4,029
                    Custodians for minors                                 2,366
                    Estates                                                 177

--------------------------------------------------------------------------------
Institutions        Broker-held accounts                                 47,320
                    Corporate organizations                                 385
                    Religious, charitable & welfare organizations           275
                    Banks, credit unions & insurance companies              152
                    Cemeteries & hospitals                                   53
                    Government agencies                                      31
                    Colleges & universities                                  18

--------------------------------------------------------------------------------
Individuals         Single & joint accounts & IRAs                       46,000

Other                                                                     7,895

Total Accounts in the Series on 5/31/97                                 113,285

ABOUT THE LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES

The Series invests in intermediate-term U.S. Government securities. A portfolio of these securities has generated a competitive distribution rate, with less volatility than longer term U.S. Government bonds.


Lord Abbett Limited Duration U.S. Government Securities Series(1) Growth of $100,000 (as of 5/31/97)


The  Limited  Duration  U.S.  Government
Securities Series'  Distribution Rate on
5/31/97 was 5.64%(2)


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]


1 Year    $102,874
3 Years   $111,120



ABOUT THE BALANCED SERIES

The Series allocates its assets between fixed-income securities and equity holdings, based on our economic outlook. This strategy has provided investors with strong total returns, while generating monthly income.


Lord Abbett Balanced Series(3)
Growth of $100,000 (as of 5/31/97)


The Balanced Series' Average Annual Rate of Total Return Since Inception: 14.1%


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]


1 Year         $110,497
Life of Series $137,840


Total return shown reflects the percent change in value for Class A shares with both dividends and capital gains reinvested.




(1) The Limited Duration U.S. Government Securities Series commenced operations on 11/4/93. Results reflect the deduction of the reduced 2.50% sales charge applicable to Class A share investments of $100,000.


(2)  Based on the Class A share maximum offering price.


(3) The Balanced Series commenced operations on 12/27/94. Results reflect the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000. For Series' performance at the respective maximum Class A share sales charges, see page 1.

Important Information

Each Series' respective SEC yield is calculated on its maximum offering price on 6/30/97, using a standard method which does not take into account certain portfolio strategies. Series' distribution rates differ from SEC yields primarily because each Series purchases short- and intermediate-term, high-coupon securities at a premium and distributes to shareholders all of the interest income on those securities without amortizing the premiums. This practice is consistent with applicable tax regulations and generally accepted accounting principles, but may result in a decrease in the net asset values of shares of the Series as the market values of the premium securities decrease over time. Dividends paid from this interest income are taxable to shareholders as ordinary income. Neither the U.S. Government Securities Series nor the Limited Duration U.S. Government Securities Series is insured or guaranteed by the U.S. Government.

Results quoted herein represent past performance based on the current sales charge schedules and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The U.S. Government Securities Series' sales charge structure has changed from the past. If interest rates rise, the value of bonds purchased by the Series would decrease, causing a decrease in the Series' share values. If used as sales material after 9/30/97, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.



                               Statement of Net Assets
                               U.S. GOVERNMENT SECURITIES SERIES May 31, 1997


                                                                                                         Principal
                                        Investments                                                         Amount    Market Value
===================================================================================================================================
Investments in Securities 91.30%
===================================================================================================================================
U.S. Treasury 40.26%                    U.S. Treasury Bonds 6 5/8% due 2/15/2027+                        $ 62,000M   $  59,742,812
                                        U.S. Treasury Notes 6 1/4% due 5/31/1999                          180,000M     180,140,625
                                        U.S. Treasury Notes 6 3/8% due 5/15/2000+                         143,000M     143,089,375
                                        U.S. Treasury Notes 6 1/2% due 5/31/2002                           75,000M      74,976,563
                                        U.S. Treasury Notes 6 5/8% due 5/15/2007+                         218,000M     217,386,875
                                        U.S. Treasury Notes 7 1/4% due 5/15/2016                           35,000M      36,017,187
                                        U.S. Treasury Strips due 11/15/2004+                              100,000M      61,125,000
                                        U.S. Treasury Strips due 2/15/2009                                105,000M      47,578,125
                                        U.S. Treasury Strips due 2/15/2013                                200,000M      66,937,500
                                        U.S. Treasury Strips due 2/15/2015                                143,000M      41,447,655
                                        U.S. Treasury Strips due 8/15/2020                                237,000M      46,363,125
                                        Total                                                                          974,804,842
---------------------------------------------------------------------------------------------------------------------==============
Federal Home Loan
Mortgage Corporation
Pass-Through Securities .58%            10 1/2% due 5/1/2020                                               12,861M      14,150,662
---------------------------------------------------------------------------------------------------------------------==============
Federal National                        5 1/2% due 11/1/2025                                                4,662M       4,206,500
Mortgage Association                    6 1/2% due on an announced basis                                  397,000M     380,790,937
Pass-Through Securities 38.97%          7% due on an announced basis                                      263,000M     256,577,657
                                        7.04% due 12/1/2006                                                 9,991M       9,980,026
                                        7 1/2% due on an announced basis                                  144,000M     143,818,750
                                        7 1/2% due 11/1/2023                                                6,256M       6,074,565
                                        8% due on an announced basis                                      140,000M     141,990,625
                                        Total                                                                          943,439,060
---------------------------------------------------------------------------------------------------------------------==============
Government National                     6 1/4% due 2035 to 2036                                             7,014M       6,352,968
Mortgage Association                    6 1/2% due 3/15/2031                                                5,891M       5,438,328
Pass-Through Securities 11.49%          6.55% due 3/15/2031                                                 6,950M       6,432,737

                               Statement of Net Assets
                               U.S. GOVERNMENT SECURITIES SERIES May 31, 1997

                                                                                                         Principal
                                        Investments                                                         Amount    Market Value
===================================================================================================================================
                                        7 1/2% due on an announced basis                                 $110,000M   $  109,346,875
                                        8% due on an announced basis                                      102,000M      103,577,812
                                        8% due 2024                                                        24,632M       25,155,327
                                        9% due 2018 to 2020                                                 7,443M        7,952,969
                                        9 1/2% due 2019 to 2020                                             2,314M        2,497,560
                                        10% due 2018 to 2019                                               10,498M       11,481,781
                                        Total                                                                           278,236,357
                                        ------------------------------------------------------------------------------=============
                                        Total Investments (Cost $2,199,579,518)                                       2,210,630,921
===================================================================================================================================
Other Assets, Less Liabilities 8.70%
===================================================================================================================================
Other Assets
Short-term Investments, at Market
                                        Federal Home Loan Banks 10% due 9/25/1997                         100,000M      101,406,250
                                        Federal Home Loan Banks 11% due 9/18/1997                         100,000M      101,609,375
                                        Federal Home Loan Banks 13% due 1997                              300,000M      304,382,814
                                        Federal Home Loan Mortgage Corp. 10% due 8/21/1997                100,000M      101,015,625
                                        Federal Home Loan Mortgage Corp. 11% due 8/4/1997                 100,000M      100,968,750
                                        Federal Home Loan Mortgage Corp. 12 1/2% due 1997                 200,000M      201,000,000
                                        Federal National Mortgage Association 12 1/2% due 10/16/1997      100,000M      102,500,000
                                        Federal National Mortgage Association 13% due 11/19/1997          150,000M      154,921,875
                                        U.S. Treasury Notes 5 7/8% due 7/31/1997+                         145,900M      146,127,969
                                        U.S. Treasury Notes 6 1/8% due 5/31/1997+                          73,500M       73,511,484
                                        Total (Cost $1,417,518,829)                                                   1,387,444,142
                                        ------------------------------------------------------------------------------=============
Short-term Investments, at Cost
                                        Federal Farm Credit Banks 5.33% due 6/2/1997                      100,000M       99,837,138
                                        Federal Home Loan Banks 5.33% due 6/2/1997                         50,000M       49,925,972
                                        Federal Home Loan Banks 5.55% due 6/2/1997                          2,700M        2,698,752
                                        Federal Home Loan Mortgage Corp. 5.35% due 6/2/1997                47,000M       46,923,168
                                        Total                                                                           199,385,030
                                        ------------------------------------------------------------------------------=============
                                        Total Short-Term Investments                                                  1,586,829,172
----------------------------------------------------------------------------------------------------------------------=============
Cash                                                                                                                        596,168
----------------------------------------------------------------------------------------------------------------------=============
Receivable for:                         Investments sold                                                              1,225,598,292
                                        Interest                                                                         29,216,525
                                        Other                                                                               690,394
                                        Total Other Assets                                                            2,842,930,551
===================================================================================================================================
Liabilities
Payable for:                            Investments purchased                                                         2,611,548,140
                                        Other                                                                            20,707,302
                                        Total Liabilities                                                             2,632,255,442
                                        ------------------------------------------------------------------------------=============
                                        Total Other Assets, Less Liabilities                                            210,675,109
===================================================================================================================================
Net Assets 100.00%                                                                                                   $2,421,306,030
===================================================================================================================================

                                        Class A Shares-Net asset value ($2,209,285,128 / 876,325,120 shares outstanding)      $2.52
                                        Class B Shares-Net asset value ($8,916,578 / 3,540,372 shares outstanding)            $2.52
                                        Class C Shares-Net asset value ($203,104,324 / 80,596,662 shares outstanding)         $2.52


+    Securities (or a portion of securities) on loan. See Note 5.

     See Notes to Financial Statements.

                               Statement of Net Assets
                               LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES May 31, 1997


                                                                                                        Principal
                                        Investments                                                        Amount      Market Value
===================================================================================================================================
Investments in Securities 64.10%
===================================================================================================================================
U.S. Treasury 35.51%                    U.S. Treasury Notes 6 1/4% due 10/31/2001                          $2,500M      $ 2,477,344
                                        U.S. Treasury Notes 6 3/8% due 9/30/2001                            1,500M        1,493,671
                                        Total                                                                             3,971,015
------------------------------------------------------------------------------------------------------------------------===========
U.S. Government Agencies 2.94%          Financing Corp. Strip due 6/27/1998                                   350M          328,780
------------------------------------------------------------------------------------------------------------------------===========
Federal National                        6 1/2% due on an announced basis                                    1,550M        1,511,250
Mortgage Association                    6 1/2% due 2007 to 2011                                               553M          541,480
Pass-Through Securities 18.35%          Total                                                                             2,052,730
------------------------------------------------------------------------------------------------------------------------===========
Government National                     10% due 6/15/2019                                                     102M          111,143
Mortgage Association                    10 1/2% due 2013 to 2020                                              639M          705,012
Pass-Through Securities 7.30%           Total                                                                               816,155
                                        --------------------------------------------------------------------------------===========
                                        Total Investments (Cost $7,229,377)                                               7,168,680
===================================================================================================================================
Other Assets, Less Liabilities 35.90%
===================================================================================================================================
Other Assets
Short-Term Investments, at Market       U.S. Treasury Notes 8 1/2% due 7/15/1997 (Cost $102,340)              100M          100,438
------------------------------------------------------------------------------------------------------------------------===========
Short-Term Investments, at Cost         Federal National Mortgage Association 5.52% due 6/2/1997            5,300M        5,297,562
                                        --------------------------------------------------------------------------------===========
                                        Total                                                                             5,398,000
------------------------------------------------------------------------------------------------------------------------===========
Cash                                                                                                                         16,434
------------------------------------------------------------------------------------------------------------------------===========
Receivable for:                         Interest                                                                             42,099
                                        Other                                                                               100,634
                                        Total Other Assets                                                                5,557,167
===================================================================================================================================
Liabilities
Payable for:                            Investments purchased                                                             1,510,283
                                        Other                                                                                31,322
                                        Total Liabilities                                                                 1,541,605
                                        --------------------------------------------------------------------------------===========
                                        Total Other Assets, Less Liabilities                                              4,015,562
===================================================================================================================================
Net Assets 100.00%                                                                                                      $11,184,242
===================================================================================================================================

                                        Class A Shares-Net asset value ($4,413,623 / 1,016,917 shares outstanding)            $4.34
                                        Class C Shares-Net asset value ($6,770,619 / 1,560,897 shares outstanding)            $4.34

                                        See Notes to Financial Statements.

                                        Statement of Net Assets
                                        BALANCED SERIES May 31, 1997


                                        Investments                                                        Shares      Market Value
===================================================================================================================================
Investments in Securities 87.09%
===================================================================================================================================
Common Stocks and Convertible Securities 48.08%
===================================================================================================================================
Aerospace .50%                          Boeing Co.-World's leading commercial aircraft manufacturer           700         $  73,675
--------------------------------------------------------------------------------------------------------------------------=========
Apparel .80%                            VF Corp.-Leading producer of blue jeans and other apparel           1,500           117,187
--------------------------------------------------------------------------------------------------------------------------=========
Auto Parts .79%                         Genuine Parts Company-National distributor of automotive
                                        replacement parts                                                   3,450           115,575
--------------------------------------------------------------------------------------------------------------------------=========
Automobiles .62%                        General Motors Corp.-Worldwide auto producer                        1,600            91,600
--------------------------------------------------------------------------------------------------------------------------=========
Banks: Money Center 1.29%               Chase Manhattan Corp.-Major money-center bank holding company       1,200           113,400
                                        First Chicago NBD-Major midwest bank                                1,300            77,025
                                        Total                                                                               190,425
                                        ----------------------------------------------------------------------------------=========

                                        Statement of Net Assets
                                        BALANCED SERIES May 31, 1997

                                        Investments                                                        Shares      Market Value
===================================================================================================================================
Banks: Regional 3.00%                   BankBoston, N.A.-Leading New England regional bank                  2,100        $  153,300
                                        BankAmerica Corp.-Major west coast bank                               850            99,344
                                        First Union Corp.-Major east coast bank                             1,150            98,756
                                        KeyCorp-Multi-regional bank holding company serving
                                        the Northwest U.S.                                                  1,650            89,719
                                        Total                                                                               441,119
--------------------------------------------------------------------------------------------------------------------------=========
Brokers .76%                            Morgan Stanley, Dean Witter, Discover & Co.-Major brokerage
                                           and credit card company                                          2,700           111,375
--------------------------------------------------------------------------------------------------------------------------=========
Chemicals 2.92%                         Air Products & Chemicals Inc.-Industrial gas producer               2,300           178,825
                                        Dow Chemical Co.-Leading global chemical producer                   1,300           108,388
                                        Morton International Inc.-Producer of specialty chemicals,
                                        salt and air bags                                                   2,500            80,625
                                        Union Carbide Corp.-Major U.S.-based producer of plastics
                                        and chemicals                                                       1,350            63,112
                                        Total                                                                               430,950
--------------------------------------------------------------------------------------------------------------------------=========
Communications Equipment 1.03%          Corning Inc.-Major producer of fiber optics and provider
                                        of medical testing services                                         3,000           151,123

Data Processing Equipment 2.47%        *Digital Equipment Corp.-Manufacturer of data processing equipment   2,000            71,750
                                        Hewlett-Packard Co.-Leading manufacturer of computer products
                                        including printers, servers, workstations and PCs                   3,150           162,225
                                        International Business Machines Corp.-Largest
                                        computer manufacturer                                               1,500           129,750
                                        Total                                                                               363,725
--------------------------------------------------------------------------------------------------------------------------=========
Drugs/Health Care Products 3.25%        American Home Products Corp.-Producer of drugs, food housewares
                                        and packaged medicine and medical products                          1,500           114,375
                                        Bristol-Myers Squibb Company-Major worldwide pharmaceutical concern with other interests in infant nutrition, non-prescription
                                        medications, medical devices and toiletries                         1,200            88,050
                                       *Humana Inc.-Provider of managed health plans                        4,250            96,155
                                        SmithKline Beecham plc ADS-United Kingdom-based health care company providing prescription and over-the-counter drugs and
                                        clinical laboratory services                                        1,250           109,375
                                        Warner-Lambert Co.-Drugs and consumer products manufacturer           700            70,525
                                        Total                                                                               478,480
--------------------------------------------------------------------------------------------------------------------------=========
Electric Power 1.84%                    Baltimore Gas & Electric Co.-Regional electric utility company      3,950           103,687
                                        Carolina Power & Light Co.-Electric utility company serving
                                        North and South Carolina                                            1,900            66,025
                                        CINergy Corp.-Supplier of electricity and natural gas in
                                        southwestern Ohio and adjacent Kentucky and Indiana territories     2,900           101,500
                                        Total                                                                               271,212
--------------------------------------------------------------------------------------------------------------------------=========
Electrical Equipment 1.50%              Emerson Electric Co.-Diversified manufacturer of consumer and
                                        industrial electrical components                                    4,300           232,200
--------------------------------------------------------------------------------------------------------------------------=========
Electronics: Components .78%            Harris Corp.-Manufacturer of advanced electronic systems and
                                        communications equipment                                            1,300           115,212
--------------------------------------------------------------------------------------------------------------------------=========
Food 3.33%                              ConAgra Inc.-Major producer of agricultural and consumer products   2,100           126,263
                                        CPC International Inc.-Producer of diversified packaged foods       1,900           163,400
                                        Heinz H.J. Co.-Domestic packaged foods producer                     4,650           199,950
                                        Total                                                                               489,613
--------------------------------------------------------------------------------------------------------------------------=========
Furniture and Appliances .53%           Whirlpool Corp.-Major appliance manufacturer                        1,550            77,306
--------------------------------------------------------------------------------------------------------------------------=========
Household Products 1.89%                James River Corp.-Producer of paper-based consumer products,
                                        packaging and communication papers                                  4,100           144,013
                                        Kimberly Clark Corp.-Major producer of consumer and
                                        personal care products                                              2,662           133,433
                                        Total                                                                               277,446
--------------------------------------------------------------------------------------------------------------------------=========
Insurance 5.13%                         Aetna Inc.-Major multi-line insurer                                   900            90,900
                                        Chubb Corp.-Broad-based property and casualty insurance
                                        organization                                                        3,000           183,000
                                        CIGNA Corp.-Multi-line insurance and medical services provider        600           104,250
                                        Jefferson-Pilot Corp.-Life insurance holding company                1,700           108,163
                                        SAFECO Corp.-Insurance and financial services company               3,250           141,375
                                        Transamerica Corp.-Diversified financial services company           1,400           127,225
                                        Total                                                                               754,913
--------------------------------------------------------------------------------------------------------------------------=========

                                        Statement of Net Assets
                                        BALANCED SERIES May 31, 1997

                                                                                                        Shares or
                                        Investments                                             Principal Amount      Market Value
===================================================================================================================================
Machinery: Diversified 1.02%   Deere & Co.-World's largest manufacturer of farm equipment                   2,950        $  150,819
--------------------------------------------------------------------------------------------------------------------------=========
Miscellaneous .75%             Minnesota Mining & Mfg. Co.-Diversified global manufacturer
                               of value-added industrial, consumer and medical products                     1,200           110,100
--------------------------------------------------------------------------------------------------------------------------=========
Natural Gas Distribution 1.27% Consolidated Natural Gas Co.-Producer of integrated natural gas systems      1,500            79,688
                               Nicor Inc.-Natural gas distributor in Illinois                               3,100           106,563
                               Total                                                                                        186,251
--------------------------------------------------------------------------------------------------------------------------=========
Natural Gas Diversified 1.24%  The Coastal Corporation-Diversified gas pipeline company                     3,650           182,956
--------------------------------------------------------------------------------------------------------------------------=========
Oil: Domestic 1.06%            Amoco Corp.-Major integrated petroleum and natural gas company with
                               sizable interests in chemicals                                               1,750           156,406
--------------------------------------------------------------------------------------------------------------------------=========
Oil: International 1.64%       Chevron Corp.-Worldwide petroleum company with important interests
                               in chemicals and minerals                                                    1,250            87,500
                               Exxon Corp.-World's largest integrated oil company                           1,300            77,025
                               Mobil Corp.-Large international oil company                                    550            76,931
                               Total                                                                                        241,456
--------------------------------------------------------------------------------------------------------------------------=========
Paper and Forest Products
1.48%                          International Paper Co.-Producer of paper and forest products                2,450           117,600
                               Temple-Inland, Inc.-Leading manufacturer of corrugated boxes,
                               bleached paperboard, pulp and building materials                             1,650            99,825
                               Total                                                                                        217,425
--------------------------------------------------------------------------------------------------------------------------=========
Retail 1.43%                   May Department Stores Company-Leading department store retailer              1,350            63,619
                             * Toys R Us Inc.-Discount toy supermarts; department stores                    4,700           146,288
                               Total                                                                                        209,907
--------------------------------------------------------------------------------------------------------------------------=========
Savings and Loan .81%          Great Western Financial Corp.-Leading savings and loan company               2,450           118,825
--------------------------------------------------------------------------------------------------------------------------=========
Telecommunications .89%        MCI Communications Corp.-Long distance telecommunications provider           3,400           130,475
--------------------------------------------------------------------------------------------------------------------------=========
Telephone 1.92%                Alltel Corp.-Regional telephone holding company                              2,800            92,050
                               Bell Atlantic Corp.-Regional telephone company                                 950            66,500
                               BellSouth Corp.-Regional telephone company                                   1,450            65,794
                               SBC Communication Inc.-Regional telephone company with interests in Mexico   1,000            58,500
                               Total                                                                                        282,844
--------------------------------------------------------------------------------------------------------------------------=========
Tobacco 1.62%                  American Brands Inc.-Consumer products conglomerate                          1,100            53,900
                               Philip Morris Inc.-Leading tobacco company                                   2,250            99,000
                               RJR Nabisco-Diversified food and tobacco producer                            2,650            85,794
                               Total                                                                                        238,694
--------------------------------------------------------------------------------------------------------------------------=========
Waste Management .45%          Waste Management Inc.-Leading international provider of solid waste
                               disposal and other environmental services                                    2,078            65,977
                               -------------------------------------------------------------------------------------------=========
                               Total Investments in Common Stocks (Cost $5,584,112)                                       7,075,271
===================================================================================================================================
U.S. Government Obligations 39.01%
===================================================================================================================================

                               Federal National Mortgage Association Discount notes                        2,500M         2,433,203
                               U.S. Treasury Bonds 6% due 2/15/2026                                           60M            52,819
                               U.S. Treasury Bonds 6 3/4% due 8/15/2026                                      250M           243,359
                               U.S. Treasury Bonds 6 7/8% due 8/15/2025                                      590M           582,809
                               U.S. Treasury Notes 5 1/4% due 1/31/2001                                      320M           308,300
                               U.S. Treasury Notes 6 1/4% due 5/31/1999                                    1,000M         1,000,781
                               U.S. Treasury Notes 6 1/2% due 10/15/2006                                     100M            98,797
                               U.S. Treasury Notes 7% due 7/15/2006                                        1,000M         1,021,719
                               Total Investments in U.S. Government Obligations (Cost $5,841,727)                         5,741,787
                               -------------------------------------------------------------------------------------------=========
                               Total Investments (Cost $11,425,839)                                                      12,817,058
===================================================================================================================================
Other Assets, Less Liabilities 12.91%
===================================================================================================================================
Other Assets
Short-Term Investment,
at Market                      Federal Home Loan Banks 12 1/2% due 7/22/1997 (Cost $3,304,921)                            3,233,000
                               -------------------------------------------------------------------------------------------=========

                                        Statement of Net Assets
                                        BALANCED SERIES May 31, 1997

                                                                                                        Principal
                                        Investments                                                        Amount      Market Value
===================================================================================================================================
Short-Term Investment, at Cost Federal National Mortgage Association 5.52% due 6/2/1997                   $1,700M       $ 1,699,218
                               -------------------------------------------------------------------------------------------=========
                               Total Short-Term Investments                                                               4,932,218
--------------------------------------------------------------------------------------------------------------------------=========
Cash                                                                                                                         89,154
--------------------------------------------------------------------------------------------------------------------------=========
Receivable for:                Interest                                                                                     194,943
                               Capital stock sold                                                                            39,177
                               Dividends                                                                                     15,039
                               Other                                                                                         57,548
                               Total Other Assets                                                                         5,328,079
--------------------------------------------------------------------------------------------------------------------------=========
Payable for:                   Investments purchased                                                                      3,425,859
                               Other                                                                                          2,974
                               Total Liabilities                                                                          3,428,833
                               -------------------------------------------------------------------------------------------=========
                               Total Other Assets, Less Liabilities                                                       1,899,246
===================================================================================================================================
Net Assets 100.00%                                                                                                      $14,716,304
===================================================================================================================================

                               Class A Shares-Net asset value ($12,375,094 / 1,030,414 shares outstanding)                   $12.01
                               Class C Shares-Net asset value ($2,341,210 / 195,188 shares outstanding)                      $11.99

                              *Non-income producing.
                               See Notes to Financial Statements.





              Statements of Operations

                                                                                              For the Six Months Ended May 31, 1997
                                                                             ------------------------------------------------------
                                                                                                   Limited Duration
                                                                               U.S. Government    U.S. Government          Balanced
Investment Income                                                            Securities Series  Securities Series            Series
===================================================================================================================================
Income        Interest                                                          $  122,315,374         $  386,579        $  257,803
              Dividends                                                                     --                 --            76,078
              Total income                                                         122,315,374            386,579           333,881
              ---------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                         6,578,183             30,198            47,171
              Management fee waived                                                         --            (27,428)          (31,953)
              12b-1 distribution plan-Class A                                        3,314,144                 --                --
              12b-1 distribution plan-Class B                                           34,208                 --                --
              12b-1 distribution plan-Class C                                        1,232,180             33,926             8,855
              Shareholder servicing                                                  1,500,000             10,200            10,500
              Reports to shareholders                                                  192,000              2,750             3,000
              Professional                                                              95,000              5,750             5,750
              Registration                                                              30,000             18,000            16,153
              Organization                                                                   -              7,728             3,822
              Other                                                                    134,190              9,160            14,339
              Expenses assumed by Lord Abbett                                                -            (21,440)               --
              Net expenses                                                          13,109,905             68,844            77,637
              ---------------------------------------------------------------------------------------------------------------------
              Net investment income                                                109,205,469            317,735           256,244
              ---------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain(Loss) on Investments
===================================================================================================================================
Realized gain (loss) from investment transactions
              Proceeds from sales                                               20,626,915,256         24,687,218        11,127,512
              Cost of investments sold                                          20,685,089,555         24,715,476        10,744,523
              Net realized gain (loss)                                             (58,174,299)           (28,258)          382,989
              ---------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments                              (66,783,364)          (200,883)           56,224
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                            (124,957,663)          (229,141)          439,213
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                  $ (15,752,194)         $  88,594        $  695,457
===================================================================================================================================

              See Notes to Financial Statements.

              Statements of Changes in Net Assets

                                                                                                                          Year Ended
                                                                                  Six Months Ended  May 31, 1997   November 30, 1996
                                                               -------------------------------------------------- ------------------
                                                                                   Limited Duration
                                                                U. S. Government   U. S. Government      Balanced   U. S. Government
Increase (Decrease) in Net Assets                              Securities Series  Securities Series        Series  Securities Series
================================================================================================================== =================
Operations
     Net investment income                                       $   109,205,469      $    317,735    $    256,244   $  243,527,547
     Net realized gain (loss) from investment transactions           (58,174,299)          (28,258)        382,989     (135,807,633)
     Net unrealized appreciation (depreciation) of investments       (66,783,364)         (200,883)         56,224       24,404,768
     Net increase (decrease) in net assets resulting from
     operations                                                      (15,752,194)           88,594         695,457      132,124,682

Undistributed net investment income included in price of share
     transactions                                                           --                --             4,365             --
------------------------------------------------------------------------------------------------------------------ -----------------
Distributions to shareholders from:
     Net investment income-Class A                                   (95,776,373)         (127,527)       (205,963)    (234,687,601)
     Net investment income-Class B                                      (245,346)             --              --            (53,288)
     Net investment income-Class C                                    (8,773,418)         (186,951)        (31,058)      (7,753,839)
     Net realized gain from investment transactions-Class A                 --                --          (142,310)            --
     Net realized gain from investment transactions-Class C                 --                --           (24,938)            --
     Total distributions                                            (104,795,137)         (314,478)       (404,269)    (242,494,728)
     ------------------------------------------------------------------------------------------------------------- -----------------
Share transactions:
     Net proceeds from sales of shares                                43,421,661         2,511,436       3,170,572      205,714,518
     Net asset value of shares issued to shareholders
     in reinvestment of net investment income and realized
     gain from investment transactions                                49,050,467           203,865         346,322      115,794,926
     Net asset value of shares issued in exchange for assets
     acquired in tax-free acquisition                                       --                --              --        285,355,479
     Total                                                            92,472,128         2,715,301       3,516,894      606,864,923
     ------------------------------------------------------------------------------------------------------------- -----------------
     Cost of  shares reacquired                                     (457,909,933)       (4,001,527)       (502,464)    (862,069,019)
     ------------------------------------------------------------------------------------------------------------- -----------------
     Increase (decrease) in net assets derived from share
     transactions                                                   (365,437,805)       (1,286,226)      3,014,430     (255,204,096)
     ------------------------------------------------------------------------------------------------------------- -----------------
Increase (decrease) in net assets                                   (485,985,136)       (1,512,110)      3,309,983     (365,574,142)
------------------------------------------------------------------------------------------------------------------ -----------------
Net Assets
     Beginning of period                                           2,907,291,166        12,696,352      11,406,321    3,272,865,308
     End of period+                                              $ 2,421,306,030      $ 11,184,242    $ 14,716,304   $2,907,291,166
     ===============================================================================================================================

     + Including undistributed (overdistributed) net investment income of $25,904,961, $(31,649) and $8,239, respectively, as of May 31, 1997 and $21,494,600 as of November 30, 1996. See Notes to Financial Statements.


                                                               One Month Ended November 30, 1996        Year Ended October 31, 1996
                                                             -----------------------------------   --------------------------------
                                                                Limited Duration                     Limited Duration
                                                                 U.S. Government        Balanced     U. S. Government      Balanced
Increase (Decrease) in Net Assets                              Securities Series          Series    Securities Series        Series
================================================================================================   ================================
Operations
     Net investment income                                          $     46,080    $     27,534      $    345,962     $    331,658
     Net realized gain (loss) from investment transactions                61,342          26,147           (24,632)         179,639
     Net unrealized appreciation of investments                           26,842         468,521            93,038          446,760
     Net increase in net assets resulting from operations                134,264         522,202           414,368          958,057
     -------------------------------------------------------------------------------------------   --------------------------------
Undistributed net investment income included in price of share
transactions                                                                --              --                --                974
------------------------------------------------------------------------------------------------   --------------------------------
Distributions to shareholders from:
     Net investment income-Class A                                       (23,217)        (33,810)         (304,434)        (305,290)
     Net investment income-Class C                                       (32,286)         (5,272)         (101,264)         (20,498)
     Net realized gain from investment transactions-Class A                 --              --                --            (99,333)
     Net realized gain from investment transactions-Class C                 --              --                --             (6,322)
     Total distributions                                                 (55,503)        (39,082)         (405,698)        (431,443)
     -------------------------------------------------------------------------------------------   --------------------------------
Share transactions:
     Net proceeds from sales of shares                                   201,352         274,243         4,145,228        3,426,542
     Net asset value of shares issued to shareholders in
     reinvestment of net investment income and realized
     gain from investment transactions                                    38,005          30,893           282,194          357,344
     Net asset value of shares issued in exchange for assets
     acquired in tax-free acquisition                                       --              --           7,981,785        2,971,062
     Total                                                               239,357         305,136        12,409,207        6,754,948
     -------------------------------------------------------------------------------------------   --------------------------------
     Cost of shares reacquired                                          (356,754)       (369,841)       (8,604,516)      (2,007,309)
     -------------------------------------------------------------------------------------------   --------------------------------
     Increase (decrease) in net assets derived from  share
     transactions                                                       (117,397)        (64,705)        3,804,691        4,747,639
     -------------------------------------------------------------------------------------------   --------------------------------
Increase (decrease) in net assets                                        (38,636)        418,415         3,813,361        5,275,227
------------------------------------------------------------------------------------------------   --------------------------------
Net Assets
     Beginning of period                                              12,734,988      10,987,906         8,921,627        5,712,679
     -------------------------------------------------------------------------------------------   --------------------------------
     End of period+                                                 $ 12,696,352   $  11,406,321      $ 12,734,988     $ 10,987,906
     ===========================================================================================   ================================

     + Including (overdistributed) net investment income of $(34,906) and $(15,202), respectively, as of November 30, 1996 and $(25,483) and $(3,654), respectively, as of October 31, 1996. See Notes to Financial Statements.

      Financial Highlights

      U.S. GOVERNMENT SECURITIES SERIES

                                                                                                                     Class A Shares
                                            ---------------------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                               May 31,                                                Year Ended November 30,
Per Share Operating Performance:                  1997             1996           1995           1994           1993         1992
===================================================================================================================================
Net asset value, beginning of period         $    2.63        $    2.73     $     2.59     $     3.00     $     2.94     $    2.94
-----------------------------------------------------------------------------------------------------------------------------------
     Income from investment operations

     Net investment income                         .107(e)          .215           .235           .247           .239          .267

     Net realized and unrealized gain
     (loss) on investments                        (.115)           (.105)          .136          (.3685)         .070         (.003)

     Total from investment operations             (.008)            .11            .371          (.1215)         .309          .264
     ------------------------------------------------------------------------------------------------------------------------------
     Distributions

     Dividends from net investment income         (.102)           (.210)         (.231)         (.246)         (.249)        (.264)

     Distribution from net realized gain            --               --             --           (.0425)          --            --

Net asset value, end of period               $    2.52        $    2.63     $     2.73     $     2.59     $     3.00     $    2.94
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                  (0.27)%(c)        4.41%         14.89%         (4.24)%        10.70%         9.24%
===================================================================================================================================
     Ratios to Average Net Assets:

     Expenses                                     0.46%(c)         0.88%          0.90%          0.90%          0.89%         0.87%

     Net investment income                        4.18%(c)         8.12%          8.85%          8.92%          7.94%         9.18%
     ==============================================================================================================================



                                                                      Class B Shares                             Class C Shares
                                                      --------------------------------         ------------------------------------
                                                      Six Months                                 Six Months
                                                           Ended                                      Ended
                                                         May 31,            8/1/96(b)               May 31,           7/15/96(b)
Per Share Operating Performance:                            1997          to 11/30/96                  1997          to 11/30/96
===================================================================================================================================
Net asset value, beginning of period                  $     2.63            $    2.57            $     2.63            $    2.55
---------------------------------------------------------------------------------------         -----------------------------------
     Income from investment operations

     Net investment income                                   .094(e)              .063                  .097(e)              .066

     Net realized and unrealized gain
     (loss) on investments                                  (.1116)               .060                 (.1146)               .085
     ----------------------------------------------------------------------------------         -----------------------------------
     Total from investment operations                       (.0176)               .123                 (.0176)               .151

     Distributions

     Dividends from net investment income                   (.0924)              (.063)                (.0924)              (.071)

     Distribution from net realized gain                      --                   --                    --                   --
     ----------------------------------------------------------------------------------         -----------------------------------
Net asset value, end of period                        $     2.52            $    2.63            $     2.52            $    2.63
---------------------------------------------------------------------------------------         -----------------------------------
Total Return(a)                                            (0.64)%(c)            5.45%(c)             (0.64)%(c)            6.49%(c)
=======================================================================================         ===================================
     Ratios to Average Net Assets:

     Expenses                                               0.82%(c)             0.48%(c)              0.82%(c)             0.60%(c)

     Net investment income                                  3.72%(c)             2.21%(c)              3.83%(c)             2.60%(c)
     ==================================================================================         ===================================




                                         Six Months Ended                                                  Year Ended November 30,
                                                  May 31,       -------------------------------------------------------------------
Supplemental Data for All Classes:                   1997             1996           1995          1994         1993          1992
===================================================================================================================================
     Net assets, end of period (000)           $2,421,306       $2,907,291     $3,272,865    $3,232,012   $3,909,868    $3,275,052
     Portfolio turnover rate                       525.92%          820.59%        544.31%       790.57%      586.18%       458.70%
     ==============================================================================================================================




      LIMITED DURATION SERIES

                                                                                                                 Class A Shares
                                                 -------------------------------------------------------------------------------
                                                 Six Months               One
                                                      Ended               Month
                                                     May 31,              Ended         Year Ended     Year Ended     11/4/93(d)
Per Share Operating Performance:                        1997           11/30/96           10/31/96       10/31/95    to 10/31/94
===================================================================================================================================
Net asset value, beginning of period               $    4.42         $     4.39         $     4.53     $     4.44     $     4.85
-----------------------------------------------------------------------------------------------------------------------------------
     Income from investment operations

     Net investment income                               .129(e)            .0174              .1912          .2316          .2650

     Net realized and unrealized gain (loss)
     on investments                                     (.083)              .0333             (.0751)         .1017         (.4123)

     Total from investment operations                    .046               .0507              .1161          .3333         (.1473)
     ------------------------------------------------------------------------------------------------------------------------------
     Distributions

     Dividends from net investment income               (.126)             (.0207)            (.2561)        (.2433)        (.2627)
     ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    4.34         $     4.42         $     4.39     $     4.53     $     4.44
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                         1.07%(c)           1.15%(c)           2.67%          8.16%    (3.09)%(c)
===================================================================================================================================
     Ratios to Average Net Assets:

     Expenses, including waiver and reimbursement       0.29%(c)           0.11%(c)           1.81%          1.40%          0.89%(c)

     Expenses, excluding waiver and reimbursement       0.70%(c)           0.13%(c)           2.73%          1.71%          0.89%(c)

     Net investment income                              2.97%(c)           0.41%(c)           4.58%          5.62%          5.61%(c)
     ==============================================================================================================================


                                                                                    Class C Shares
                                                             ------------------------------------------
                                                             Six Months
                                                                  Ended    One Month
                                                                May 31,        Ended     7/15/96(b)
Per Share Operating Performance:                                   1997     11/30/96    to 10/31/96
=======================================================================================================
Net asset value, beginning of period                              $4.42        $4.39          $4.34
-------------------------------------------------------------------------------------------------------
     Income from investment operations

     Net investment income                                          .106(e)      .0138          .0667

     Net realized and unrealized gain (loss)
     on investments                                                (.0799)       .0342          .0515

     Total from investment operations                               .0261        .0480          .1182
     --------------------------------------------------------------------------------------------------
     Distributions

     Dividends from net investment income                          (.1061)      (.0180)        (.0682)
     --------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $4.34        $4.42          $4.39
-------------------------------------------------------------------------------------------------------
Total Return(a)                                                    0.61%(c)     1.09%(c)       2.98%(c)
=======================================================================================================
     Ratios to Average Net Assets:

     Expenses, including waiver and reimbursement                  0.76%(c)     0.19%(c)       0.69%(c)

     Expenses, excluding waiver and reimbursement                  1.16%(c)     0.21%(c)       0.77%(c)

     Net investment income                                         2.43%(c)     0.33%(c)       1.26%(c)
     ==================================================================================================



                                        Six Months Ended               One
                                                 May 31,       Month Ended        Year Ended        Year Ended         11/4/93(d)
Supplemental Data for AllClasses:                  1997           11/30/96          10/31/96          10/31/95        to 10/31/94
====================================================================================================================================
     Net assets, end of period (000)            $11,184            $12,696           $12,735            $8,922            $10,256

     Portfolio turnover rate                     209.81%            175.98%           340.62%           222.00%            895.63%
    ================================================================================================================================

     (a)  Total  return  does not  consider  the  effects  of sales  loads.
     (b)  Commencement  of  offering  Class  shares.  (c)  Not  annualized.
     (d) Commencement of operations. (e) Calculated using average shares outstanding during the period.
          See Notes to Financial Statements.

      Financial Highlights

      BALANCED SERIES

                                                                                                                 Class A Shares
                                                           ------------------------------------------------------------------------
                                                           Six Months
                                                                Ended            One Month
                                                              May 31,                Ended          Year Ended      12/27/94(d)
Per Share Operating Performance:                                 1997             11/30/96            10/31/96      to 10/31/95
===================================================================================================================================
Net asset value, beginning of period                       $    11.81          $     11.30          $    10.71       $     9.52
-----------------------------------------------------------------------------------------------------------------------------------
     Income from investment operations

     Net investment income                                        .242(e)              .0312               .472             .365

     Net realized and unrealized gain on investments              .356                 .5208               .732            1.185

     Total from investment operations                             .598                 .552               1.204            1.55
     ------------------------------------------------------------------------------------------------------------------------------
     Distributions

     Dividends from net investment income                        (.228)               (.0420)             (.462)           (.36)

     Distributions from net realized gain                        (.170)                 --                (.152)             --
     ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.01          $     11.81          $    11.30       $    10.71
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  5.27%(c)             4.89%(c)           11.55%           16.32%(c)
===================================================================================================================================
Ratios to Average Net Assets:

     Expenses, including waiver and reimbursement                0.53%(c)             0.07%(c)            0.93%            0.37%(c)

     Expenses, excluding waiver and reimbursement                0.78%(c)             0.11%(c)            1.59%            1.26%(c)

     Net investment income                                       2.08%(c)             0.26%(c)            4.18%            4.39%(c)
     ==============================================================================================================================



                                                                                     Class C Shares
                                                             -------------------------------------------
                                                             Six Months
                                                                  Ended     One Month
                                                                May 31,         Ended     7/15/96(b)
Per Share Operating Performance:                                   1997      11/30/96    to 10/31/96
========================================================================================================
Net asset value, beginning of period                             $11.79        $11.29         $10.73
--------------------------------------------------------------------------------------------------------
     Income from investment operations

     Net investment income                                          .185(e)       .0067          .0349

     Net realized and unrealized gain on investments                .353          .5298          .6346

     Total from investment operations                               .538          .5365          .6695
     ---------------------------------------------------------------------------------------------------
     Distributions

     Dividends from net investment income                          (.168)         .0365)        (.0730)

     Distributions from net realized gain                          (.170)          --           (.0365)
     ---------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $11.99        $11.79         $11.29
--------------------------------------------------------------------------------------------------------
Total Return(a)                                                    4.74%(c)      4.76%(c)       7.78%(c)
========================================================================================================
Ratios to Average Net Assets:

     Expenses, including waiver and reimbursement                  1.02%(c)      0.16%(c)       0.62%(c)

     Expenses, excluding waiver and reimbursement                  1.26%(c)      0.20%(c)       0.77%(c)

     Net investment income                                         1.59%(c)      0.17%(c)       0.70%(c)
     ===================================================================================================


                                                                 Six Months Ended                One
                                                                          May 31,        Month Ended     Year Ended    12/27/94(d)
Supplemental Data for All Classes:                                           1997           11/30/96       10/31/96    to 10/31/95
===================================================================================================================================
     Net assets, end of period (000)                                     $14,716            $11,406        $10,988          5,713

     Portfolio turnover rate                                              100.84%             10.05%        187.78%        131.80%

     Average commissions per share paid on equity transactions             $ .057            $  .067         $ .057         $ .056
     ==============================================================================================================================

     (a)  Total  return  does not  consider  the  effects  of sales  loads.
     (b)  Commencement  of  offering  Class  shares.  (c)  Not  annualized.
     (d) Commencement of operations. (e) Calculated using average shares outstanding during the period.
          See Notes to Financial Statements.




Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust on August 16, 1993. The Trust consists of three separate portfolios ("Series")-- Lord Abbett U.S. Government Securities Series ("U.S. Government"), Lord Abbett Limited Duration U.S.
Government Securities Series ("Limited Duration") and Lord Abbett Balanced Series ("Balanced"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees.

(b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Discounts on strips are accrued to maturity using the constant yield method. The Trust has elected not to amortize premiums on U.S. Government bonds, which is consistent with the treatment for federal income tax purposes.

(d) With respect to Balanced Series, a portion of the proceeds from sales and costs of repurchases of shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The organization expenses of Limited Duration Series and Balanced Series are amortized evenly over a period of five years.

Notes to Financial Statements

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Trust. The management fee is based on average daily net assets for each month at the annual rate of 0.50% for U.S. Government Series and Limited Duration Series and 0.75% for Balanced Series. The management fee for U.S. Government Series is reduced to 0.45% for average daily net assets in excess of $3 billion. Lord Abbett waived a portion of its management fee during the period for Limited Duration Series and Balanced Series.

Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Any such other expenses reimbursed are subject to repayment by the Series, pursuant to a formula based on the asset size and expense ratio of each Series. The Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of operations or the termination of the management agreement, whichever is earlier. As of May 31, 1997, other expenses reimbursed by Lord Abbett and not repaid by Limited Duration Series and Balanced Series amounted to $47,816 and $4,576, respectively.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of (a) 0.15% of the average daily net asset value of shares sold prior to September 1, 1985 and 0.25% of the average daily net asset value of shares sold on or after that date for U.S. Government Series and (b) 0.25% of the average daily net asset value of Class A shares of Limited Duration Series, Balanced Series, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net asset value of Class A shares serviced by certain qualifying institutions. The Class A Plan of Limited Duration Series and Balanced Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million and $50 million, respectively. Pursuant to the Class B Plan of U.S. Government Series, the Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of each Series, the Series pay Distributor (1)a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized dealers:

                                     Distributor          Dealers'
Series                               Commissions       Concessions
--------------------------------------------------------------------------------
U.S. Government Series-Class A          $113,216          $686,888
--------------------------------------------------------------------------------
Limited Duration Series-Class A            4,825            32,218
--------------------------------------------------------------------------------
Balanced Series-Class A                    9,012            60,036
--------------------------------------------------------------------------------


3. Distributions

Dividends from net investment income are declared daily and paid monthly with respect to U.S. Government Series and Limited Duration Series and declared quarterly and paid monthly with respect to Balanced Series. Taxable net realized gains from investment transactions in excess of any capital loss carryforward are distributed to shareholders annually. At May 31, 1997, accumulated net realized gain (loss) for financial reporting purposes aggregated $(630,211,788), $(1,851,738) and $373,518 for U.S. Government Series, Limited Duration Series and Balanced Series, respectively. The capital loss carryforwards for U.S. Government Series and Limited Duration Series (which are substantially the same as the accumulated net realized loss) expire in 2001, 2002, 2003 and 2004.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

Transactions in shares of beneficial interest (both shares and dollar amounts) were as follows:

                                                                                                      Six Months Ended May 31, 1997
                                        -------------------------------------------------------------------------------------------
                                                U.S. Government Series        Limited Duration Series               Balanced Series
Class A                                       Shares            Amount       Shares            Amount       Shares           Amount
----------------------------------------------------------------------     ---------------------------    -------------------------
Sales of shares                           12,668,315     $  32,281,814      496,090     $   2,160,674      215,284    $   2,494,513
Shares issued to shareholders in
reinvestment of net investment
income and realized gain
from investment transactions              17,577,533        44,883,514       19,582            85,404       26,460          302,940
Total                                     30,245,848        77,165,328      515,672         2,246,078      241,744        2,797,453
----------------------------------------------------------------------     ---------------------------    -------------------------
Shares reacquired                       (154,029,820)     (391,967,851)    (602,580)       (2,619,770)     (31,734)        (365,310)
Increase (decrease) in shares           (123,783,972)    $(314,802,523)     (86,908)    $    (373,692)     210,010    $   2,432,143
-----------------------------------------------------------------------------------------------------------------------------------


                                          Year Ended November 30, 1996                            One Month Ended November 30, 1996
----------------------------------------------------------------------     --------------------------------------------------------
                                                U.S. Government Series        Limited Duration Series               Balanced Series
Class A                                       Shares            Amount       Shares            Amount       Shares           Amount
----------------------------------------------------------------------     ---------------------------    -------------------------
Sales of shares                           72,259,734     $ 192,372,587       34,768          $152,780       19,415         $225,934
Shares issued to shareholders in
reinvestment of net investment income     43,159,256       112,858,274        3,669            16,106        2,328           26,976
Total                                    115,418,990       305,230,861       38,437           168,886       21,743          252,910
----------------------------------------------------------------------     ---------------------------    -------------------------
Shares reacquired                       (316,044,390)     (824,750,733)     (45,364)         (199,668)      (4,373)         (50,932)
Increase (decrease) in shares           (200,625,400)    $(519,519,872)      (6,927)        $ (30,782)      17,370         $201,978
-----------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements


                                                                                                        Year Ended October 31, 1996
                                                                    ---------------------------------------------------------------
                                                                        Limited Duration Series                     Balanced Series
Class A                                                                Shares            Amount            Shares            Amount
-------------------------------------------------------------------------------------------------      ----------------------------
Sales of shares                                                       788,323       $ 3,464,010           299,112       $ 3,295,785
Shares issued to shareholders in reinvestment of
net investment income andrealized gain from
investment transactions                                                50,016           219,212            30,403           334,794
Total                                                                 838,339         3,683,222           329,515         3,630,579
-------------------------------------------------------------------------------------------------      ----------------------------
Shares reacquired                                                  (1,697,060)       (7,646,454)          (59,788)         (662,931)
Increase (decrease) in shares                                        (858,721)      $(3,963,232)          269,727       $ 2,967,648
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                     August 1, 1996
                                                                                                                   (Commencement of
                                                                                     Six Months            Offering Class B Shares)
                                                                             Ended May 31, 1997                to November 30, 1996
                                                                        U. S. Government Series              U.S. Government Series
                                                                    -----------------------------      ----------------------------
Class B                                                                Shares            Amount            Shares            Amount
-------------------------------------------------------------------------------------------------      ----------------------------
Sales of shares                                                     1,933,870       $ 4,907,862         1,832,979       $ 4,727,423
Shares issued to shareholders in reinvestment of
net investment income                                                  35,153            89,512             7,800            20,109
Total                                                               1,969,023         4,997,374         1,840,779         4,747,532
Shares reacquired                                                    (248,930)         (627,920)          (20,500)          (52,563)
Increase in shares                                                  1,720,093       $ 4,369,454         1,820,279       $ 4,694,969





                                                                                                   Six Months Ended May 31, 1997
                                       --------------------------------------------------------------------------------------------
                                           U.S. Government Series         Limited Duration Series                 Balanced Series
Class C                                     Shares          Amount          Shares         Amount           Shares         Amount
--------------------------------------------------------------------      -------------------------       -------------------------
Sales of shares                          2,446,931    $  6,231,985          80,408    $    350,762          57,637    $    676,059
Shares issued to shareholders in
reinvestmment of net investment
income and realized gain
from investment transactions             1,596,994       4,077,441          27,177         118,461           3,796          43,382
Total                                    4,043,925      10,309,426         107,585         469,223          61,433         719,441
--------------------------------------------------------------------      -------------------------       -------------------------
Shares reacquired                      (25,762,387)    (65,314,162)       (317,992)     (1,381,757)        (11,959)       (137,154)
Increase (decrease) in shares          (21,718,462)   $(55,004,736)       (210,407)   $   (912,534)         49,474    $    582,287
-----------------------------------------------------------------------------------------------------------------------------------



                                    July 15, 1996 (Commencement of Offering
                                       Class C Shares) to November 30, 1996                      One Month Ended  November 30, 1996
                                   ----------------------------------------      ---------------------------------------------------
                                                     U.S. Government Series      Limited Duration Series             Balanced Series
Class C                                            Shares            Amount        Shares         Amount       Shares         Amount
---------------------------------------------------------------------------      ---------------------------------------------------
Sales of shares                                 3,478,886     $   8,614,508       11,036     $   48,572        4,185     $   48,309
Shares issued to shareholders in
reinvestment of net investment
income                                          1,135,351         2,916,543        4,989         21,899          338          3,917
Shares issued to shareholders in exchange
for assets acquired
in tax-free acquisition                       112,123,960       285,355,479         --             --           --             --
Total                                         116,738,197       296,886,530       16,025         70,471        4,523         52,226
---------------------------------------------------------------------------      ---------------------------------------------------
Shares reacquired                             (14,423,073)      (37,265,723)     (35,688)      (157,086)     (28,031)      (318,909)
Increase (decrease) in shares                 102,315,124     $ 259,620,807      (19,663)    $  (86,615)     (23,508)    $ (266,683)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                   July 15, 1996 (Commencement of Offering
                                                                                       Class C Shares) to October 31, 1996
                                                                    ------------------------------------------------------
                                                                     Limited Duration Series               Balanced Series
Class C                                                                Shares         Amount         Shares         Amount
---------------------------------------------------------------------------------------------      -----------------------
Sales of shares                                                       156,244    $   681,218         12,190    $   130,757
Shares issued to shareholders in reinvestment of net investment
income and realized gain from investment transactions                  14,461         62,982          2,086         22,550
Shares issued to shareholders in exchange for assets acquired
in tax-free acquisition                                             1,839,969      7,981,785        276,867      2,971,062
Total                                                               2,010,674      8,725,985        291,143      3,124,369
---------------------------------------------------------------------------------------------      -----------------------
Shares reacquired                                                    (219,707)      (958,062)      (121,921)    (1,344,378)
Increase in shares                                                  1,790,967    $ 7,767,923        169,222    $ 1,779,991
--------------------------------------------------------------------------------------------------------------------------

At May 31, 1997, paid in capital aggregated $3,044,636,141 for U.S. Government Series, $13,130,228 for Limited Duration Series and $13,015,249 for Balanced Series.

5. Portfolio Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                 Purchases                    Sales
--------------------------------------------------------------------------------
U.S. Government Series           $16,899,304,349          $17,616,455,326
--------------------------------------------------------------------------------
Limited Duration Series          $    19,308,016          $    22,265,561
--------------------------------------------------------------------------------
Balanced Series                  $    13,015,500          $    11,127,512
--------------------------------------------------------------------------------

As of May 31, 1997, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:


                          Net Unrealized
                            Appreciation      Unrealized           Unrealized
Series                    (Depreciation)    Appreciation         Depreciation
--------------------------------------------------------------------------------
U.S. Government Series     $(19,023,284)     $14,165,296         $(33,188,580)
--------------------------------------------------------------------------------
Limited Duration Series    $    (62,599)     $     3,879         $    (66,478)
--------------------------------------------------------------------------------
Balanced Series            $  1,319,298      $ 1,509,588         $   (190,290)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

The U.S. Government Series loans its portfolio investments to brokers. As of May 31, 1997, the market value of securities on loan to brokers was $609,227,107 for which the Series has obtained collateral aggregating $627,966,455 consisting of cash and U.S. Treasury securities.

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustees' fees payable at May 31, 1997 under a deferred compensation plan were $687,048.

7. Acquisition

On July 12, 1996, the U.S. Government Series, Limited Duration Series and Balanced Series acquired the net assets of the respective Series of Lord Abbett Securities Trust ("Securities Trust") pursuant to a plan of reorganization approved by the Securities Trust's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of newly issued Class C shares of each Series for shares of the respective Series of the Securities Trust. The number of Class C shares of each Series issued, the number of shares of each Series of the Securities Trust exchanged, and the aggregate net assets of each Series of the Trust and Securities Trust (including net unrealized appreciation and accumulated net realized losses for the Securities Trust) immediately before the acquisition were as follows:

                                                  Securities
                                  Class C       Trust Shares         Net Assets
                            Shares Issued          Exchanged           of Trust
--------------------------------------------------------------------------------
U.S. Government Series        112,123,960         66,150,183     $2,752,491,293
--------------------------------------------------------------------------------
Limited Duration Series         1,839,969          1,777,883     $    4,482,517
--------------------------------------------------------------------------------
Balanced Series                   276,867            272,026     $    7,831,343
--------------------------------------------------------------------------------


                                                  Unrealized
                               Net Assets       Appreciation    Accumulated Net
                      of Securities Trust      (Depreciation)     Realized Loss
--------------------------------------------------------------------------------
U.S. Government Series       $285,355,479        $(1,704,531)    $  (55,655,663)
--------------------------------------------------------------------------------
Limited Duration Series      $  7,981,785        $   (99,776)    $     (843,841)
--------------------------------------------------------------------------------
Balanced Series              $  2,971,062        $    63,398     $       (1,195)
--------------------------------------------------------------------------------


8. U.S. Government Series

On July 12, 1996, Lord Abbett U.S. Government Securities Fund, Inc. became a Series of the Trust. The Limited Duration Series and Balanced Series changed their fiscal year end from October 31 to November 30 to conform to the fiscal year end of the U.S. Government Series. Accordingly, the financial statements of the Limited Duration Series and Balanced Series cover a one month period from November 1, 1996 to November 30, 1996.

  Our Management                               Investment Manager and
                                               Underwriter
  Board of Trustees                            Lord, Abbett & Co. and
  Robert S. Dow                                Lord Abbett Distributor LLC
  E. Wayne Nordberg
  E. Thayer Bigelow*+                          The General Motors Building
  Stewart S. Dixon*                            767 Fifth Avenue
  John C. Jansing*                             New York, NY 10153-0203
  C. Alan MacDonald*+                          212-848-1800
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+                             Custodian
* Outside Trustee                              The Bank of New York
+ Audit Committee                              New York, NY

  Officers                                     Transfer Agent
  Robert S. Dow, Chairman and President        United Missouri Bank of
  Zane E. Brown, Executive Vice                Kansas City, N.A.
  President and Portfolio Manager
  Kenneth B. Cutler, Vice President            Shareholder Servicing Agent
  and Secretary                                DST Systems, Inc.
  Stephen I. Allen, Vice President             P.O. Box 419100
  Daniel E. Carper, Vice President             Kansas City, MO 64141
  Daria L. Foster, Vice President              800-821-5129
  Robert G. Morris, Vice President
  Robert J. Noelke, Vice President             Auditors
  E. Wayne Nordberg, Vice President            Deloitte & Touche LLP
  John J. Walsh, Vice President                New York, NY
  Paul A. Hilstad, Vice President
  and Assistant Secretary                      Counsel
  Thomas F. Konop, Vice President              Debevoise & Plimpton
  and Assistant Secretary                      New York, NY
  Keith F. O'Connor, Vice President
  and Treasurer
  A. Edward Oberhaus III, Vice President
  Victor W. Pizzolato, Vice President
  Donna McManus, Assistant Treasurer
  Joseph Van Dyke, Assistant Treasurer
  Lydia Guzman, Assistant Secretary
  Robert M. Hickey, Assistant Secretary













Copyright (C) 1997 by Lord Abbett Investment Trust, 767 Fifth Avenue, New York, NY 10153-0203
This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.
All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

                       A Tradition of Performance Through
                       Disciplined
                                                Investing



[PHOTO: Zane E. Brown, E. Wayne Nordberg, David Seto]



(from left to right)
Zane E. Brown, partner and
portfolio manager--
Lord Abbett Investment Trust

E. Wayne Nordberg, partner and
portfolio manager--
Lord Abbett Investment Trust

David Seto, portfolio manager


A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 51 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.


About Your
Trust's
  Board of
  Trustees


The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important components in overseeing a mutual fund. The Board of Trustees watches over your Trust's general operations and represents your interests. Board members review and approve every contract between your Trust and Lord, Abbett & Co. (the Trust's investment manager) and Lord Abbett Distributor LLC (the Trust's underwriter). They meet regularly to review a wide variety of information and issues regarding your Trust. Every member of the Board possesses extensive business experience. Lord Abbett Investment Trust's shareholders are indeed fortunate to have a group of independent trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust. Below, we feature one of our independent trustees, Hansel B. Millican, Jr.

Hansel B. Millican, Jr.
Trustee--Lord Abbett
Investment Trust


[PHOTO: Hansel B. Millican, Jr.]


An alumnus of North Carolina State University (Raleigh), Mr. Millican has over 45 years of corporate management experience. He is currently the President and CEO of Rochester Button Company.

Mr. Millican serves as Chairman of the Board of the Central Florida Autism Institute, Inc. He has been an independent trustee/director for all of Lord Abbett's funds since 1982.

     Investing in the
Lord Abbett
          Family of Funds

====================================================================================================================================
GROWTH
====================================================================================================================================
                                                                                                                              INCOME
====================================================================================================================================
         Growth Funds                Growth & Income Funds    Balanced Fund    Income Funds         Tax-Free         Money
                                                                                                    Income Funds     Market Fund

Developing      Global Fund-         Affiliated Fund          Balanced Series  Bond-Debenture       o National       U.S. Government
Growth Fund     Equity Series                                                  Fund                 o California     Securities
                                     Growth &                                                       o Connecticut    Money Market
International   Mid-Cap              Income Series                             Global Fund-         o Florida        Fund*+
Series          Value Fund                                                     Income Series        o Georgia
                                     Research Fund-                                                 o Hawaii
                Research Fund-       Large-Cap Series                          Limited Duration     o Michigan
                Small-Cap Series                                               U.S. Government      o Minnesota
                                                                               Securities Series*   o Missouri
                                                                                                    o New  Jersey
                                                                               U.S. Government      o New  York
                                                                               Securities Series*   o Pennsylvania
                                                                                                    o Texas
                                                                                                    o Washington





Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your financial adviser provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Investment Trust.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your financial adviser or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your financial adviser can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your financial adviser can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.


Numbers to Keep Handy

For Shareholder Account or
Statement Inquiries:
800-821-5129

For Literature:
800-874-3733

For More Information:
800-426-1130

Visit our Web Site:
http://www.lordabbett.com

* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

[LOGO](R) LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing



LORD ABBETT DISTRIBUTOR LLC
-----------------------------------------------------------------     LAIT-3-597
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (7/97)